CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Allowances for returns and credit losses	$ 1,796,172	$ 1,308,018
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	600,000,000	600,000,000
Common stock, issued (in shares)	297,401,863	296,169,781
Common stock, outstanding (in shares)	193,937,673	194,943,968
Treasury stock (in shares)	103,464,190	101,225,813